111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 March 17, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the "Trust") (File Nos. 2-68918 and 811-3090) on behalf of MFS® Equity Income Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Trust does not differ from those contained in Post-Effective Amendment No. 57 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on March 13, 2017.

Please call the undersigned at (617) 954-4340 or Keli Davis at (617) 954-5843 with any questions you may have.

Very truly yours,

                                BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/CS

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